Business Combinations - Summary of Identifiable Net Assets Acquired, Including Adjustments to Provisional Fair Values (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
LIABILITIES
Goodwill arising on acquisition	$ 9,032	$ 9,093
Net cash outflow arising on acquisition
Total outflow in the Consolidated Statement of Cash Flows	351	727	[1]	$ 4,076	[1]
Business combinations [member]
Non-current assets
Property, plant and equipment	134	358		3,054
Intangible assets	31	103		68
Equity accounted investments				1
Total non-current assets	165	461		3,123
Current assets
Inventories	23	65		297
Trade and other receivables	47	73		373
Cash and cash equivalents		11		81
Total current assets	70	149		751
LIABILITIES
Trade and other payables	(21)	(82)		(265)
Provisions for liabilities		(7)		(96)
Retirement benefit obligations		(1)		(133)
Lease liabilities	(12)	(71)
Interest-bearing loans and borrowings and finance leases		(10)		(87)
Current income tax liabilities	(1)	10		(18)
Deferred income tax liabilities				(479)
Total liabilities	(34)	(161)		(1,078)
Total identifiable net assets at fair value	201	449		2,796
Goodwill arising on acquisition	157	310		1,754
Joint ventures becoming subsidiaries				(149)
Non-controlling interests		(1)		(55)
Total consideration	358	758		4,346
Consideration satisfied by:
Cash payments	351	738		4,157
Asset exchange				14
Deferred consideration (stated at net present cost)	4	12		12
Contingent consideration	3	8		115
Profit on step acquisition				48
Total consideration	358	758		4,346
Net cash outflow arising on acquisition
Cash consideration	351	738		4,157
Less: cash and cash equivalents acquired		(11)		(81)
Total outflow in the Consolidated Statement of Cash Flows	$ 351	$ 727		$ 4,076

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.